Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Aug. 31, 2019		Aug. 31, 2018	Aug. 31, 2017
Current
Cash	$ 1,446		$ 384	$ 507
Accounts receivable	287		253	286
Inventories	86		61	59
Other current assets	291		273	179
Current portion of contract assets	106		103	31
Assets held for sale	0		0	61
Total current assets	2,216		1,074	1,123
Investments and other assets	37		660	937
Property, plant and equipment	4,883		4,702	4,394
Other long-term assets	195		197	216
Deferred tax assets	4		4	4
Intangibles	7,979		7,482	7,435
Goodwill	280		280	280
Contract assets	52		32	28
Total assets	15,646		14,431	14,417
Current
Short-term borrowings	40		40	0
Accounts payable and accrued liabilities	1,015	[1]	970	909
Provisions (note 13)	224		245	76
Income taxes payable	82		133	151
Current portion of contract liabilities	223		226	214
Current portion of non-current borrowings	1,251		1	2
Liabilities held for sale	0		0	39
Total current liabilities	2,835		1,615	1,391
Long-term debt	4,057		4,310	4,298
Other long-term liabilities	75		13	114
Provisions (note 13)	79		179	67
Deferred credits	425		442	469
Contract liabilities	15		18	21
Deferred income tax liabilities	1,875		1,884	1,863
Total liabilities	9,361		8,461	8,223
Shareholders' equity
Common and preferred shareholders	6,282		5,969	6,193
Non-controlling interests in subsidiaries	3		1	1
Total shareholders' equity	6,285		5,970	6,194
Total liabilities and shareholders' equity	15,646		14,431	14,417
As reported [Member]
Current
Cash			384	507
Accounts receivable			255	286
Inventories			101	109
Other current assets			286	155
Current portion of contract assets			0	0
Assets held for sale			0	61
Total current assets			1,026	1,118
Investments and other assets			660	937
Property, plant and equipment			4,672	4,344
Other long-term assets			300	255
Deferred tax assets			4	4
Intangibles			7,482	7,435
Goodwill			280	280
Contract assets			0	0
Total assets			14,424	14,373
Current
Short-term borrowings			40	0
Accounts payable and accrued liabilities			971	913
Provisions (note 13)			245	76
Income taxes payable			133	151
Unearned revenue			221	211
Current portion of contract liabilities			0	0
Current portion of non-current borrowings			1	2
Liabilities held for sale			0	39
Total current liabilities			1,611	1,392
Long-term debt			4,310	4,298
Other long-term liabilities			13	114
Provisions (note 13)			179	67
Deferred credits			460	490
Contract liabilities			0	0
Deferred income tax liabilities			1,894	1,858
Total liabilities			8,467	8,219
Shareholders' equity
Common and preferred shareholders			5,956	6,153
Non-controlling interests in subsidiaries			1	1
Total shareholders' equity			5,957	6,154
Total liabilities and shareholders' equity			14,424	14,373
Financial Effect Of Changes In Accounting Policy [Member]
Current
Total current assets	300
Current
Total current liabilities	1,300
Shareholders' equity
Total shareholders' equity	$ 6,300
IFRS 15 transition [Member]
Current
Cash			0	0
Accounts receivable			0	0
Inventories			0	0
Other current assets			(13)	24
Current portion of contract assets			59	15
Assets held for sale			0	0
Total current assets			46	39
Investments and other assets			0	0
Property, plant and equipment			0	0
Other long-term assets			(102)	(39)
Deferred tax assets			0	0
Intangibles			0	0
Goodwill			0	0
Contract assets			76	44
Total assets			20	44
Current
Short-term borrowings			0	0
Accounts payable and accrued liabilities			(1)	(4)
Provisions (note 13)			0	0
Income taxes payable			0	0
Unearned revenue			(221)	(211)
Current portion of contract liabilities			226	214
Current portion of non-current borrowings			0	0
Liabilities held for sale			0	0
Total current liabilities			4	(1)
Long-term debt			0	0
Other long-term liabilities			0	0
Provisions (note 13)			0	0
Deferred credits			(18)	(21)
Contract liabilities			18	21
Deferred income tax liabilities			(7)	5
Total liabilities			(3)	4
Shareholders' equity
Common and preferred shareholders			23	40
Non-controlling interests in subsidiaries			0	0
Total shareholders' equity			23	40
Total liabilities and shareholders' equity			20	44
Change in accounting policy [member]
Current
Cash			0	0
Accounts receivable			(2)	0
Inventories			(40)	(50)
Other current assets			0	0
Current portion of contract assets			0	0
Assets held for sale			0	0
Total current assets			(42)	(50)
Investments and other assets			0	0
Property, plant and equipment			30	50
Other long-term assets			(1)	0
Deferred tax assets			0	0
Intangibles			0	0
Goodwill			0	0
Contract assets			0	0
Total assets			(13)	0
Current
Short-term borrowings			0	0
Accounts payable and accrued liabilities			0	0
Provisions (note 13)			0	0
Income taxes payable			0	0
Unearned revenue			0	0
Current portion of contract liabilities			0	0
Current portion of non-current borrowings			0	0
Liabilities held for sale			0	0
Total current liabilities			0	0
Long-term debt			0	0
Other long-term liabilities			0	0
Provisions (note 13)			0	0
Deferred credits			0	0
Contract liabilities			0	0
Deferred income tax liabilities			(3)	0
Total liabilities			(3)	0
Shareholders' equity
Common and preferred shareholders			(10)	0
Non-controlling interests in subsidiaries			0	0
Total shareholders' equity			(10)	0
Total liabilities and shareholders' equity			(13)	0
Subsequent to transition [Member]
Current
Cash			384	507
Accounts receivable			253	286
Inventories			61	59
Other current assets			273	179
Current portion of contract assets			59	15
Assets held for sale			0	61
Total current assets			1,030	1,107
Investments and other assets			660	937
Property, plant and equipment			4,702	4,394
Other long-term assets			197	216
Deferred tax assets			4	4
Intangibles			7,482	7,435
Goodwill			280	280
Contract assets			76	44
Total assets			14,431	14,417
Current
Short-term borrowings			40	0
Accounts payable and accrued liabilities			970	909
Provisions (note 13)			245	76
Income taxes payable			133	151
Unearned revenue			0	0
Current portion of contract liabilities			226	214
Current portion of non-current borrowings			1	2
Liabilities held for sale			0	39
Total current liabilities			1,615	1,391
Long-term debt			4,310	4,298
Other long-term liabilities			13	114
Provisions (note 13)			179	67
Deferred credits			442	469
Contract liabilities			18	21
Deferred income tax liabilities			1,884	1,863
Total liabilities			8,461	8,223
Shareholders' equity
Common and preferred shareholders			5,969	6,193
Non-controlling interests in subsidiaries			1	1
Total shareholders' equity			5,970	6,194
Total liabilities and shareholders' equity			$ 14,431	$ 14,417

[1]	Includes accrued interest and dividends of $ 244 .